Significant Accounting Policies (Annual Rates of Depreciation) (Details)	12 Months Ended
Dec. 31, 2015
Land [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation	1.00%
Building [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation	2.00%
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation	10.00%
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation	33.00%
Computer equipment and software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation	20.00%
Computer equipment and software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation	33.00%
Office Furniture and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation	6.00%
Office Furniture and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation	20.00%
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation	15.00%